Note 13 - Other Expenses (Tables)	6 Months Ended
Sep. 30, 2020
Statement Line Items [Line Items]
Disclosure of other operating expense [text block]
	Three months	Three months	Six months	Six months
	ended	ended	ended	ended
	Sept. 30,	Sept. 30,	Sept. 30,	Sept. 30,
	2020	2019	2020	2019
Amortization of other intangible assets	$4,026	$6,090	$8,618	$14,463
Depreciation of property and equipment	1,647	2,515	4,334	5,503
Bad debt expense	11,662	29,570	23,602	46,857
Share-based compensation	3,430	1,667	4,122	8,784
	$20,765	$39,842	$40,676	$75,607

Disclosure of employee benefits [text block]
	Three months	Three months	Six months	Six months
	ended	ended	ended	ended
	Sept. 30,	Sept. 30,	Sept. 30,	Sept. 30,
	2020	2019	2020	2019
Wages, salaries and commissions	$37,155	$52,643	$73,374	$114,400
Benefits	6,389	2,834	12,877	10,104
	$43,544	$55,477	$86,251	$124,504